Label	Element	Value
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford Positive Change Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Positive Change Equity Fund seeks capital appreciation with an emphasis on investing in businesses that deliver positive change by contributing towards a more sustainable and inclusive world.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses” above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to meet its objective by investing in a global portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed, emerging, and frontier markets. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI Index, cash and cash equivalents.

The Fund may invest in equity securities either directly or indirectly, such as through depositary receipts and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any market capitalization and may participate in initial public offerings (“IPOs”).

The portfolio managers select companies without regard to the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academics. Stock ideas will be researched to assess a range of factors, including: geographic and industry positioning, competitive advantage, management, financial strength and valuation. The intended outcome is a portfolio of between 25-50 growth companies with the potential to outperform the benchmark over the long term and which the portfolio managers consider to have core ambitions of delivering a positive change in at least one of the following areas: social inclusion and education, healthcare, the environment, and addressing basic needs and aspirations of the world’s poorest populations. In order to assess positive change in these areas, the Manager will monitor the progress of each issuer using metrics and/or milestones designed by the Manager. With respect to each area, the Manager pursues an active, positive approach; investment decisions are generally not made on the basis of negative “screening” of companies viewed as socially irresponsible.

The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically 5-10 years), which results in relatively low portfolio turnover and is in line with the Fund’s long-term investment outlook.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund may engage in currency hedging in an attempt to preserve the Fund’s investments in U.S. dollar terms, which may be accomplished using such instruments as currency forwards, currency spot transactions and related options.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value and returns will be impacted by the performance of the underlying investments of the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

The principal risks of investing in this Fund (in alphabetical order after the first five risks) are:

—            Investment Style Risk – The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager’s judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager’s investment decisions will produce the desired results.

—            Growth Stock Risk – The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

—            Long-Term Investment Strategy Risk – The Fund pursues a long-term investment approach, typically seeking returns over a period of five to ten years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over the short term, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations in the value of the Fund’s portfolio.

—            Non-Diversification Risk – Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or those few issuers, and could be more volatile than the performance of diversified funds.

—            Impact Risk – Under certain circumstances the Fund’s positive change objectives set for each company, as determined by the Manager, may not be achieved. In some circumstances, companies could ultimately have a negative impact. See also “Socially Responsible Investing Risk.”

—            Asia Risk – Many of the economies of countries in Asia are considered emerging market economies. Countries in Asia can be reliant on only a few industries or commodities. Many Asian economies are characterized by high inflation, undeveloped financial service sectors, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The economies of many Asian countries are heavily dependent on international trade and can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade.

—            China Risk – Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

—            Conflicts of Interest Risk – The Manager’s relationships with the Fund’s institutional investor base may give rise to various conflicts of interest, since the Manager will sometimes have an incentive to favor those shareholders over other shareholders in the Fund. In addition, the Manager serves as investment adviser to various clients other than the Fund, some of whom may pursue strategies that are substantially similar or nearly identical to investment strategies pursued by the Fund. This “side-by-side” management may give rise to various conflicts of interest, including, for example, in connection with the fair allocation of trades among the Manager’s clients or the sharing of different, more, or more timely information regarding investment performance, portfolio holdings, strategy developments and/or the Manager’s general market outlook.

—            Currency and Currency Hedging Risk – The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar. Similarly, the Fund may realize a loss if the Fund hedges exposure to a non-U.S. currency, and this non-U.S. currency increases in value, relative to the U.S. dollar. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

—            Emerging Markets Risk – To the extent the Fund invests in emerging market securities, the Fund may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed markets.

—            Equity Securities Risk – Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

—            Focused Investment Risk – Should the Fund focus its investments in related, or a limited number of, countries, regions, sectors, or companies, this would create more risk and greater volatility than if the Fund’s investments were less focused.

—            Frontier Markets Risk – Investments in frontier markets may be more volatile and less liquid than investments in more developed markets or in other emerging market countries. Emerging markets risk may be especially heightened in frontier markets.

—            Information Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, the securities markets generally, other market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

—            IPO Risk – The Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

—            Japan Risk – The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Japan’s economy is characterized by an aging demographic, declining population, large government debt, and a highly regulated labor market. In the longer term, Japan will have to address the effects of an aging population, including the impact of a shrinking work force and higher welfare costs. Japan’s economic recovery has been affected by economic distress resulting from a number of natural disasters, including disasters that caused damage to nuclear power plants in the region. Such environmental catastrophes have caused Japan’s financial markets to fluctuate dramatically. Japan continues to be subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Japanese economy.

—            Large Capitalization Securities Risk – Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and medium-sized companies. Larger companies may be unable to respond as quickly as smaller and medium-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to achieve or maintain growth at the high rates that may be achieved by well-managed smaller and medium-sized companies.

—            Liquidity Risk – The Fund’s investments may be subject to low trading volume, lack of a market maker, or regulatory restrictions. As a result, it may not be possible to sell an investment at a particular time or at an acceptable price. The Fund may also hold large positions in securities of particular issues, which may decrease the liquidity of the Fund’s investments.

—            Market Disruption and Geopolitical Risk – The value of the Fund’s investments could be adversely affected by events that disrupt securities markets and adversely affect global markets and by changes in non-U.S. and U.S. economic and political conditions.

—            Market Risk – The value of the Fund’s investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund’s shares.

—            New and Smaller-Sized Funds Risk – New Funds and smaller-sized Funds will be subject to greater liquidity risk due to their smaller asset bases. A Fund that has been recently formed will have limited or no performance history for investors to evaluate and may not reach or maintain a sufficient asset size to effectively implement its investment strategy.

—            Non-U.S. Investment Risk – Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

—            Service Provider Risk – The Fund will be affected by the Manager’s investment techniques, analyses, assessments and employee retention. Similarly, adverse events or performance failures at a service provider, such as human error, inadequate controls or insolvency, have the ability to adversely affect the Fund.

—            Settlement Risk – The Fund may experience delays in settlement due to the different clearance and settlement procedures in non-U.S. countries. Such delays may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, or prevent the Fund from selling securities at times and prices it considers desirable.

—            Small- and Medium-Capitalization Securities Risk – Securities of small- and medium-capitalization companies can be more volatile due to various factors including more limited product lines, financial and management resources and market distribution channels, as well as shorter operating histories and potentially reduced liquidity, especially during market declines, than the securities of larger, more established companies.

—            Socially Responsible Investing Risk – The Fund’s incorporation of environmental, social and/or governance considerations in its investment process may cause it to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such considerations in their strategy or investment processes. As a result, such Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. See also “Impact Risk.”

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers, its performance could be closely tied to the value of that one issuer or those few issuers, and could be more volatile than the performance of diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year and by comparing the Fund’s average annual total returns with those of the Fund’s benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://USmutualfund.bailliegifford.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 7.96% (Q3, 2018) Lowest Quarterly Return: -16.32% (Q4, 2018)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.32%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

In the table below, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Institutional Class shares only, and after-tax returns for other Classes will vary. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements. A description of the Fund’s comparative index and details regarding the calculation of the Fund’s class-by-class performance are provided in the section of the Prospectus entitled “Additional Performance Information”.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s investment performance can be obtained by visiting http://USmutualfund.bailliegifford.com.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2018
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.93%)	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.17%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,335
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,335
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.71%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.56%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,335
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	748
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,455
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,335
Annual Return 2018	rr_AnnualReturn2018	(0.59%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.59%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.96%
Class K & Institutional Class | Baillie Gifford Positive Change Equity Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.35%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.73%

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	The Management Fee consists of an Advisory Fee and an Administration and Supervisory Fee paid by the Fund to Baillie Gifford Overseas Limited (the "Manager").
[3]	While Other Expenses for the last fiscal year were the same for Institutional Class and Class K, Other Expenses for Institutional Class are expected to be higher than those of Class K in the future, since Institutional Class is expected to bear sub-accounting expenses.
[4]	The Manager has contractually agreed to waive its fees and/or bear Other Expenses of the Fund until April 30, 2020 to the extent that such Fund's Total Annual Fund Operating Expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed 0.65% for Class K and Institutional Class shares. This contractual agreement may only be terminated by the Board of Trustees of the Trust. Because this cap of 0.65% excludes sub-accounting expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Institutional Class are expected to exceed the cap in the future.